Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 07, 2022	Apr. 30, 2022	Jan. 31, 2019	Apr. 30, 2022	Nov. 30, 2021
Disclosure Of Income Taxes [Line Items]
Amount of tax recovered			$ 38
Additional income tax by denying the tax deductibility				$ 1,420
Canadian Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [Line Items]
One time Canadian Recovery Dividend tax (CRD) rate	15.00%
Minimum taxable income used as a basis for one time Canadian Recovery Dividend Tax	$ 1,000
Minimum taxable income on prospective increase in tax	$ 100
Percentage of prospective increase in tax rate	1.50%
One time Canadian recovery dividend tax payment term	5 years
2017 Taxation Year
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 182
Foreign Exchange Capital Loss Reassessment [member]
Disclosure Of Income Taxes [Line Items]
Income tax reassessment exposure of additional tax and interest					$ 300
Income tax reassessment unrecognized capital tax loss carryforwards					$ 500